Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000073498
Account Value [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class AAA
C000002843
Account Value [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class C
C000002844
Account Value [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class I
C000002841
Account Value [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,790	$ 13,484	$ 14,889	$ 16,007	$ 22,537	$ 20,143	$ 24,090	$ 30,006	$ 34,555	$ 42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	500,000		589,500	674,211	744,464	800,373	1,126,845	1,007,174	1,204,480	1,500,300	1,727,746	2,113,379
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		9,959	9,896	10,739	11,816	11,769	10,492	10,419	10,704	11,335	11,711
MSCI USA Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,600	12,404	13,536	12,421	17,391	16,662	18,201	20,932	23,697	28,014
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		9,959	9,896	10,739	11,816	11,769	10,492	10,419	10,704	11,335	11,711
MSCI USA Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,600	12,404	13,536	12,421	17,391	16,662	18,201	20,932	23,697	28,014
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	500,000		497,950	494,813	536,971	590,775	588,471	524,622	520,950	535,224	566,749	585,565
MSCI USA Value Index
Account Value [Line Items]
Accumulated Value	500,000		580,000	620,194	676,818	621,048	869,529	833,096	910,074	1,046,585	1,184,839	1,400,717
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		9,959	9,896	10,739	11,816	11,769	10,492	10,419	10,704	11,335	11,711
MSCI USA Value Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,600	$ 12,404	$ 13,536	$ 12,421	$ 17,391	$ 16,662	$ 18,201	$ 20,932	$ 23,697	$ 28,014